Accounts Receivable, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Allowance for Credit Loss

Accounts receivable and the allowance for credit losses consist of the following:

	As of
	September 30, 2025	December 31, 2024
	(Unaudited)
Accounts receivable	$198,111	$246,500
Less: allowance for credit losses	(30,148)	(30,148)
	$167,963	$216,352

Accounts receivable and the allowance for credit losses consist of the following:

	As of December 31,
	2024	2023
Accounts receivable	$246,500	$399,807
Less: allowance for credit losses	(30,148)	(42,168)
	$216,352	$357,639